Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 75,558	$ 72,169
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	70,113	68,857
Lease liabilities	1,745	1,748
Unsecured other loans	107	100
Secured bank loans	15	16
Non-current interest-bearing loans and borrowings	71,979	70,720
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	2,713	627
Lease liabilities	589	556
Secured bank loans	4	3
Unsecured bank loans	196	94
Unsecured other loans	77	169
Current interest-bearing loans and borrowings	$ 3,578	$ 1,449